Income Taxes - Income tax benefit (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense:
Current income tax benefit (expense)	$ (14)	$ 2	$ (29)
Adjustments in respect of current income tax of previous year	(5)	(1)	0
Deferred tax
Net operating and investment allowance carryforwards	(44)	(78)	35
Currency effect on non-monetary assets of subsidiary	(12)	(37)	43
Other change in temporary differences	(11)	36	(37)
Income tax benefit (expense)	$ (86)	$ (78)	$ 12